Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Assets Non Current [Abstract]
Schedule of other non-current assets
8	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2020	2021
Loans to an ex-management	487	-
Loans to employees	2,484	2,867
Deposits for financing arrangements	1,656	-
School deposits	11,690	22,173
Rental deposits	1,120	29,601
Others	608	1,846
Other non-current assets	18,045	56,487